UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vision Capital Advisors, LLC
Address: 20 W. 55th Street
         5th Floor
         New York, NY  10019

13F File Number:  28-12155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Benowitz
Title:     Portfolio Manager
Phone:     (212) 849-8225

Signature, Place, and Date of Signing:

     /s/ Adam Benowitz     New York, NY/USA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $77,194 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DIGITALFX INTL INC             COM              25389E107      500   166302 SH       SOLE                   166302        0        0
EASYLINK SERVICES INTL CORP    CL A             277858106      234    66200 SH       SOLE                        0        0    66200
LEADING BRANDS INC             COM              52170U108     1558   566667 SH       SOLE                   566667        0        0
PEREGRINE PHARMACEUTICALS IN   COM              713661106      719  1073538 SH       SOLE                  1073538        0        0
SECURITY W ADVANCED TECHNOLO   COM              815175104     9380  2405260 SH       SOLE                        0  2405260        0
SILVERSTAR HLDGS LTD           ORD              G81365101     3843   965517 SH       SOLE                   965517        0        0
VALUERICH INC                  COM              92046V104      510   464286 SH       SOLE                   464286        0        0
VIRTUALSCOPICS INC             COM              928269109    60450    50000 SH       SOLE                    50000        0        0